Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth the net assets of the Master Trust and the Master Trust's assets carried at fair value as of December 31, 2025, by level, within the fair value hierarchy:

	Master Trust
	Balance	Level 1	Level 2	Level 3
Investments at fair value:
Registered investment companies	$429,061,226	$429,061,226	$—	$—
Self-directed brokerage accounts	432,429,718	432,429,718	—	—
Eli Lilly and Company common stock	4,444,670,141	4,444,670,141	—	—
Other common stock	473,635,764	473,635,764	—	—
Total	5,779,796,849	$5,779,796,849	$—	$—
Interest in common/collective trusts, measured at NAV	9,387,065,252
Total Master Trust investments at fair value	15,166,862,101
Investments at contract value – Synthetic GICs	1,044,594,362
Total Master Trust investments	$16,211,456,463
The following table sets forth the net assets of the Master Trust and the Master Trust's assets carried at fair value as of December 31, 2024, by level, within the fair value hierarchy:

	Master Trust
	Balance	Level 1	Level 2	Level 3
Investments at fair value:
Registered investment companies	$353,047,838	$353,047,838	$—	$—
Self-directed brokerage accounts	347,947,988	347,947,988	—	—
Eli Lilly and Company common stock	3,586,035,728	3,586,035,728	—	—
Total	4,287,031,554	$4,287,031,554	$—	$—
Interest in common/collective trusts, measured at NAV	8,284,292,489
Total Master Trust investments at fair value	12,571,324,043
Investments at contract value – Synthetic GICs	964,877,239
Total Master Trust investments	$13,536,201,282